FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                Investment Company Act file number 811-03193

                         FRANKLIN TAX-EXEMPT MONEY FUND
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               (Address of principal executive offices) (Zip code)

        MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 7/31

Date of reporting period: 10/31/04

Item 1. Schedule of Investments.


FRANKLIN TAX-EXEMPT MONEY FUND

QUARTERLY STATEMENT OF INVESTMENTS

OCTOBER 31, 2004
--------------------------------------------------------------------------------

CONTENTS

Statement of Investments ...................................................   3

Notes to Statement of Investments ..........................................   9

                                    [LOGO](R)
                            FRANKLIN(R) TEMPLETON(R)
                                   INVESTMENTS

                      FRANKLIN o Templeton o Mutual Series


                                          Quarterly Statement of Investments | 1
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

FRANKLIN TAX-EXEMPT MONEY FUND

STATEMENT OF INVESTMENTS, OCTOBER 31, 2004 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Investments 99.8%
   Alabama 1.5%
(a)Evergreen IDB, IDR, Tenax Manufacturing Project, Refunding, Weekly VRDN and Put, 1.79%,
     12/01/12                                                                                        $ 2,600,000      $   2,600,000
                                                                                                                      -------------
   Arizona 2.0%
(a)Apache County IDA, IDR, Tucson Electric Power Co. Project, Springerville Project, Series C,
     Weekly VRDN and Put, 1.82%, 12/15/18                                                              1,000,000          1,000,000
(a)Arizona Health Facilities Authority Hospital System Revenue, Series B, MBIA Insured,
     Weekly VRDN and Put, 1.76%, 10/01/26                                                              1,600,000          1,600,000
(a)Nanotechnology Research LLC Arizona Lease Revenue, Arizona State University Project,
     Series A, MBIA Insured, Weekly VRDN and Put, 1.77%, 3/01/34                                       1,000,000          1,000,000
                                                                                                                      -------------
                                                                                                                          3,600,000
                                                                                                                      -------------
   California 2.9%
   California State RAN, Series A, 3.00%, 6/30/05                                                      3,000,000          3,024,955
   California State University Channel Islands Financing Authority Revenue,
     Rental Housing, Mandatory Put, 1.60%, 8/01/31                                                     2,000,000          2,000,000
                                                                                                                      -------------
                                                                                                                          5,024,955
                                                                                                                      -------------
   Colorado 6.1%
(a)Colorado Springs Utilities Revenue, sub. lien, Series A, Weekly VRDN and Put, 1.74%,
     11/01/29                                                                                          3,800,000          3,800,000
(a)Denver City and County COP,
      Refunding, AMBAC Insured, Weekly VRDN and Put, 1.74%, 12/01/29                                   4,000,000          4,000,000
      Wellington E Web-C3, Refunding, AMBAC Insured, Weekly VRDN and Put, 1.77%,
       12/01/29                                                                                        3,000,000          3,000,000
                                                                                                                      -------------
                                                                                                                         10,800,000
                                                                                                                      -------------
   Florida 7.5%
   Florida Local Government Commission TECP, Series A, 1.72%, 12/07/04                                 3,300,000          3,300,000
(a)Martin County IDA, IDR, YMCA Treasure Coast Project, Weekly VRDN and Put, 1.77%,
     10/01/16                                                                                          1,400,000          1,400,000
(a)Orange County School Board COP, Series B,
      AMBAC Insured, Daily VRDN and Put, 1.74%, 8/01/25                                                1,700,000          1,700,000
      MBIA Insured, Daily VRDN and Put, 1.74%, 8/01/27                                                 1,760,000          1,760,000
(a)Pinellas County Health Facilities Authority Revenue, Pooled Hospital Loan Program, Refunding,
     AMBAC Insured, Daily VRDN and Put, 1.76%, 12/01/15                                                5,000,000          5,000,000
                                                                                                                      -------------
                                                                                                                         13,160,000
                                                                                                                      -------------
   Georgia 8.3%
(a)Athens-Clarke County Unified Government Authority Revenue, University of Georgia Athletic
     Association Project, Daily VRDN and Put, 1.75%, 8/01/33                                           1,500,000          1,500,000
(a)De Kalb County Hospital Authority RAN, De Kalb Medical Center Project, Weekly VRDN and Put,
     1.77%, 9/01/09                                                                                      900,000            900,000
(a)Fulco Hospital Authority Revenue, Anticipation Certificates, Shepherd Center Inc. Project,
     Weekly VRDN and Put, 1.76%, 9/01/17                                                               1,000,000          1,000,000


                                          Quarterly Statement of Investments | 3

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Investments (cont.)
   Georgia (cont.)
(a)Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue, Series B, Weekly VRDN and Put,
     1.73%, 7/01/25                                                                                  $ 8,000,000      $   8,000,000
(a)Roswell Housing Authority MFR, Azalea Park Apartments, Refunding, FNMA Insured,
     Weekly VRDN and Put, 1.78%, 6/15/25                                                               3,200,000          3,200,000
                                                                                                                      -------------
                                                                                                                         14,600,000
                                                                                                                      -------------
   Hawaii 4.9%
(a)Hawaii State Department of Budget and Finance Special Purpose Revenue, Adventist Health
     System West, Weekly VRDN and Put, 1.74%, 3/01/08                                                  3,700,000          3,700,000
   Honolulu City and County GO, Series C, FGIC Insured, Optional Put, 1.18%, 12/01/06                  5,000,000          5,000,000
                                                                                                                      -------------
                                                                                                                          8,700,000
                                                                                                                      -------------
   Illinois 7.9%
   Chicago GO, Temporary Notes, 1.05%, 1/07/05                                                         7,000,000          7,000,000
(a)Illinois State Toll Highway Authority Toll Highway Priority Revenue, Refunding, Series B,
     MBIA Insured, Weekly VRDN and Daily Put, 1.74%, 1/01/10                                           7,000,000          7,000,000
                                                                                                                      -------------
                                                                                                                         14,000,000
                                                                                                                      -------------
   Indiana 3.1%
   Indiana Bond Bank Revenue, Advance Program Notes, Series A, 2.00%, 1/25/05                          2,000,000          2,004,230
(a)Indianapolis Local Public Improvement Bond Bank Revenue, Refunding, Series F-2,
     MBIA Insured, Weekly VRDN and Put, 1.74%, 2/01/20                                                 2,500,000          2,500,000
(a)Miami County EDR, Dukes Memorial Hospital Project, Weekly VRDN and Put, 1.79%,
     10/01/30                                                                                            900,000            900,000
                                                                                                                      -------------
                                                                                                                          5,404,230
                                                                                                                      -------------
   Iowa 2.9%
   Iowa School Corps. Wts. Certificates, Iowa School Cash Anticipation Program, Series A,
     FSA Insured, 3.00%, 6/30/05                                                                       5,000,000          5,046,170
                                                                                                                      -------------

   Kentucky 2.6%
(a)Kentucky Development Finance Authority Revenue, Pooled Loan Program, Series A,
     FGIC Insured, Weekly VRDN and Put, 1.76%, 12/01/15                                                4,600,000          4,600,000
                                                                                                                      -------------
   Louisiana 2.0%
(a)Louisiana State Offshore Terminal Authority Deepwater Port Revenue, Loop Inc. Project,
     First Stage, ACES, Refunding, Daily VRDN and Put, 1.74%, 9/01/17                                  1,560,000          1,560,000
   New Orleans Audubon Commission GO, Aquarium , Refunding, FSA Insured, Series A, 3.00%,
     10/01/05                                                                                          1,930,000          1,954,565
                                                                                                                      -------------
                                                                                                                          3,514,565
                                                                                                                      -------------
   Maryland 1.2%
(a)Community Development Administration MF Development Revenue, Avalon Ridge Apartments
     Project, Refunding, FNMA Insured, Weekly VRDN and Put, 1.73%, 6/15/26                             2,100,000          2,100,000
                                                                                                                      -------------


4 | Quarterly Statement of Investments

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Investments (cont.)
   Massachusetts 9.1%
(a)Massachusetts Bay Transportation Authority GO, General Transportation System, Weekly VRDN
     and Put, 1.75%, 3/01/30                                                                         $ 3,900,000      $   3,900,000
(a)Massachusetts State GO, Refunding, Series B, Weekly VRDN and Put, 1.76%, 9/01/16                    1,800,000          1,800,000
(a)Massachusetts State Health and Educational Facilities Authority Revenue, Capital Assets
     Program, Series D, MBIA Insured, Daily VRDN and Put, 1.71%, 1/01/35                                 520,000            520,000
(a)Massachusetts State HFAR, Series F, FSA Insured, Weekly VRDN and Put, 1.75%,
     12/01/37                                                                                          2,500,000          2,500,000
(a)Massachusetts State Water Resource Authority Revenue, Multi-Modal, Refunding, Sub Series D,
     Daily VRDN and Put, 1.74%, 8/01/17                                                                7,300,000          7,300,000
                                                                                                                      -------------
                                                                                                                         16,020,000
                                                                                                                      -------------
   Michigan 6.7%
(a)Detroit Sewage Disposal Revenue, senior lien, Series B, Daily VRDN and Put,
1.74%,
     7/01/33                                                                                           1,800,000          1,800,000
(a)Detroit Sewer Disposal Revenue, Series C-2, Refunding, FGIC Insured, Weekly VRDN and Put,
     1.76%, 7/01/29                                                                                    3,000,000          3,000,000
   Greater Detroit Resources Recovery Authority Revenue, Refunding, Series A, AMBAC Insured,
     5.50%, 12/13/04                                                                                   1,000,000          1,005,219
   Michigan Municipal Bond Authority Revenue, 3.00%, 8/23/05                                           3,000,000          3,034,357
(a)Michigan State University Revenues, Series A, Daily VRDN and Put, 1.74%, 8/15/32                    3,050,000          3,050,000
                                                                                                                      -------------
                                                                                                                         11,889,576
                                                                                                                      -------------
   Minnesota 2.8%
(a)Minneapolis MFHR, Seven Corners Apartments Project, Weekly VRDN and Put, 1.74%,
     10/01/31                                                                                          1,950,000          1,950,000
(a)Minneapolis Revenue, Adjusted Guthrie Theater Project, Series A, Weekly VRDN and Put,
     1.76%, 10/01/23                                                                                   3,000,000          3,000,000
                                                                                                                      -------------
                                                                                                                          4,950,000
                                                                                                                      -------------
   Nevada .5%
(a)Clark County Airport Improvement Revenue, sub. lien, Series A-1, Weekly VRDN and Put,
     1.74%, 7/01/25                                                                                      900,000            900,000
                                                                                                                      -------------
   New Jersey 2.9%
(a)New Jersey State Turnpike Authority Turnpike Revenue,
      Series C-2, FSA Insured, Weekly VRDN and Put, 1.75%, 1/01/24                                     2,500,000          2,500,000
      Series D, FGIC Insured, Weekly VRDN and Put, 1.73%, 1/01/18                                      2,600,000          2,600,000
                                                                                                                      -------------
                                                                                                                          5,100,000
                                                                                                                      -------------
   New Mexico 5.0%
(a)Albuquerque Gross Receipts Lodgers Tax Revenue, Weekly VRDN and Put, 1.76%, 7/01/23                   300,000            300,000
(a)Farmington PCR, Arizona Public Service Co.,
      Refunding, Series B, Daily VRDN and Put, 1.74%, 9/01/24                                          3,600,000          3,600,000
      Series A, Daily VRDN and Put, 1.76%, 5/01/24                                                     4,400,000          4,400,000
(a)University of New Mexico Revenues, Refunding, AMBAC Insured, Weekly VRDN and Put,
     1.74%, 6/01/06                                                                                      500,000            500,000
                                                                                                                      -------------
                                                                                                                          8,800,000
                                                                                                                      -------------


                                          Quarterly Statement of Investments | 5

FRANKLIN TAX-EXEMPT MONEY FUND

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                  PRINCIPAL AMOUNT        VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   Investments (cont.)
   New York 2.2%
(a)Jay Street Development Corp. Certificates Facility Lease Revenue, Jay Street Project,
     Series A-4, Daily VRDN and Put, 1.71%, 5/01/22                                                  $ 3,885,000      $   3,885,000
                                                                                                                      -------------
   North Carolina .6%
(a)North Carolina Medical Care Commission Hospital Revenue, Pooled Financing Project, ACES,
     Series B, Daily VRDN and Put, 1.74%, 10/01/13                                                     1,100,000          1,100,000
                                                                                                                      -------------
   Oklahoma 1.2%
(a)Oklahoma City Industrial and Cultural Facilities Trust Revenue, Oklahoma City University
     Project, Weekly VRDN and Put, 1.78%, 8/01/15                                                      2,100,000          2,100,000
                                                                                                                      -------------
   Oregon .6%
(a)Tri-County Metropolitan Transportation District Revenue, Interstate Max Project, Series A,
     Weekly VRDN and Put, 1.76%, 12/01/21                                                              1,000,000          1,000,000
                                                                                                                      -------------
   Pennsylvania 3.0%
(a)Delaware Valley Regional Finance Authority Local Government Revenue,
      Series A, Weekly VRDN and Put, 1.76%, 12/01/20                                                   2,150,000          2,150,000
      Series D, Weekly VRDN and Put, 1.76%, 12/01/20                                                   3,100,000          3,100,000
                                                                                                                      -------------
                                                                                                                          5,250,000
                                                                                                                      -------------
   Tennessee 2.9%
(a)Clarksville PBA Revenue, Pooled Financing, Tennessee Municipal Bond Fund, Daily VRDN and
     Put, 1.75%, 1/01/33                                                                               1,300,000          1,300,000
(a)Montgomery County PBA Pooled Financing Revenue, Tennessee County Loan Pool,
      Daily VRDN and Put, 1.75%, 4/01/32                                                                 700,000            700,000
      Daily VRDN and Put, 1.75%, 7/01/34                                                               1,100,000          1,100,000
      Weekly VRDN and Daily Put, 1.77%, 11/01/27                                                       1,925,000          1,925,000
                                                                                                                      -------------
                                                                                                                          5,025,000
                                                                                                                      -------------
   Texas 8.7%
(a)Bexar County HFA, MFR, Altamonte Apartments Project, Refunding, FNMA Insured,
     Weekly VRDN and Put, 1.76%, 9/15/26                                                               3,900,000          3,900,000
   Northside ISD, GO, School Building, Mandatory Put, 1.67%, 6/15/33                                   4,400,000          4,400,000
   Texas State TRAN, 3.00%, 8/31/05                                                                    7,000,000          7,081,381
                                                                                                                      -------------
                                                                                                                         15,381,381
                                                                                                                      -------------
   Wisconsin .7%
(a)Wisconsin Housing and EDA Home Ownership Revenue, Series I, FSA Insured, Weekly VRDN
     and Put, 1.78%, 3/01/25                                                                           1,225,000          1,225,000
                                                                                                                      -------------
   Total Investments (Cost $175,775,877) 99.8%                                                                          175,775,877
   Other Assets, less Liabilities .2%                                                                                       370,250
                                                                                                                      -------------
   Net Assets 100.0%                                                                                                  $ 176,146,127
                                                                                                                      -------------

See glossary of terms on page 7.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates.


6 | See Notes to Statement of Investments. | Quarterly Statement of Investments

FRANKLIN TAX-EXEMPT MONEY FUND

Glossary of Terms

ACES  - Adjustable Convertible Exempt Securities
AMBAC - American Municipal Bond Assurance Corp.
COP   - Certificate of Participation
EDA   - Economic Development Authority
EDR   - Economic Development Revenue
FGIC  - Financial Guaranty Insurance Co.
FNMA  - Federal National Mortgage Association
FSA   - Financial Security Assistance
GO    - General Obligation
HFA   - Housing Finance Authority/Agency
HFAR  - Housing Finance Authority/Agency Revenue
IDA   - Industrial Development Authority/Agency
IDB   - Industrial Development Bond/Board
IDR   - Industrial Development Revenue
ISD   - Independent School District
LLC   - Limited Liability Corp.
MBIA  - Municipal Bond Investors Assurance Corp.
MF    - Multi-Family
MFHR  - Multi-Family Housing Revenue
MFR   - Multi-Family Revenue
PBA   - Public Building Authority
PCR   - Pollution Control Revenue
RAN   - Revenue Anticipation Notes
TECP  - Tax-Exempt Commercial Paper
TRAN  - Tax and Revenue Anticipation Notes


 Quarterly Statement of Investments | See Notes to Statement of Investments. | 7
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

FRANKLIN TAX-EXEMPT MONEY FUND

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin Tax-Exempt Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company.

1. INCOME TAXES

At October 31, 2004, the cost of investments for book and tax purposes was the same.

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


Quarterly Statement of Investments | 9

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(A) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FRANKLIN TAX-EXEMPT MONEY FUND

By /S/JIMMY D. GAMBILL
   --------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/JIMMY D. GAMBILL
   --------------------
      Chief Executive Officer - Finance and Administration
Date    December 16, 2004


By /S/GALEN G. VETTER
   --------------------
      Chief Financial Officer
Date    December 16, 2004













                                Exhibit A

I, Jimmy D. Gambill, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Tax-Exempt Money
Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
















I, Galen G. Vetter, certify that:

     1. I have reviewed this report on Form N-Q of Franklin Tax-Exempt Money
Fund;

     2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

     3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

     4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

      (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

      (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

     (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

     (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

     5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

     (a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

     (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

December 16, 2004

/s/GALEN G. VETTER
Chief Financial Officer